Related Party Transactions (Schedule Of Related Parties Transaction By Related Parties) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Related party costs and expenses	$ 133,836		$ 45,590
Rio Tinto Plc [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	110,164	[1]	23,836	[1]
Global Mining Management Corporation [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	14,815	[2]	13,627	[2]
Ivanhoe Capital Aviation LLC [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	6,866	[3]	6,465	[3]
Fognani & Faught, PLLC [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	558	[4]	476	[4]
Ivanhoe Capital Corporation [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	330	[5]	434	[5]
Ivanhoe Capital Services Ltd. [Member]
Related Party Transaction [Line Items]
Related party costs and expenses	$ 1,103	[6]	$ 752	[6]

[1]	During 2011 and 2010, Rio Tinto completed certain equity transactions with the Company (Note 19 (b)), which increased Rio Tinto's equity ownership in the Company to 48.9% (December 31, 2010 - 40.3%). Rio Tinto provides services for the Oyu Tolgoi Project on a cost-recovery basis. At December 31, 2011, $56.8 million (December 31, 2010—$14.0 million) in payables to Rio Tinto have been classified as non-current. Payment of these amounts have been deferred until Ivanhoe Mines reaches certain production milestones at the Oyu Tolgoi Project.
[2]	Global Mining Management Corporation ("Global") is a private company based in Vancouver owned equally by seven companies, one of which is Ivanhoe Mines. Global has a director in common with the Company. Global provides administration, accounting, and other office services to the Company on a cost-recovery basis.
[3]	Ivanhoe Capital Aviation LLC ("Aviation") is a private company 100% owned by the Company's Founder and Chief Executive Officer. Aviation operates an aircraft which is rented by the Company on a cost-recovery basis.
[4]	An officer of a subsidiary of the Company is a partner with Fognani & Faught, PLLC, a legal firm which provides legal services to Ivanhoe Mines.
[5]	Ivanhoe Capital Corporation ("ICC") is a private company 100% owned by the Company's Founder and Chief Executive Officer. ICC provides administration and other office services in London on a cost-recovery basis.
[6]	Ivanhoe Capital Services Ltd. ("ICS") is a private company 100% owned by the Company's Founder and Chief Executive Officer. ICS provides management services out of Singapore and London on a cost-recovery basis.